FAIR VALUE MEASUREMENTS (Details - Liabilities measures at fair value)	6 Months Ended
Jun. 30, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance – December 31, 2023	$ 410,491
Exchange and Payoff of Notes Payable	(44,988)
Change in fair value	(323,041)
Balance – June 30, 2024	42,462
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance – December 31, 2023	289,165
Exchange and Payoff of Notes Payable	0
Change in fair value	(265,304)
Balance – June 30, 2024	23,861
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance – December 31, 2023	121,326
Exchange and Payoff of Notes Payable	(44,988)
Change in fair value	(57,737)
Balance – June 30, 2024	$ 18,601